Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	May 05, 2017
Document Creation Date	dei_DocumentCreationDate	May 05, 2017